Stockholders/Members Equity and Redeemable Non-Controlling Interests - Summarizes the Capitalization and Voting Rights (Details)	Jan. 15, 2025
Stockholders /Members Equity and Non-Controlling Interests [Line Items]
Common Stock, Voting Rights	(i) for Class A common stock, with each share of its Class A common stock entitling its holder to one vote per share on all matters presented to our stockholders generally; and (ii) for Class B common stock, with each share of our Class B common stock entitling its holder to one vote per share on all matters presented to our stockholders generally, any that shares of our Class B common stock may only be held by the pre-IPO members of Flowco LLC whose membership interests did not get redeemed in connection with the IPO (“Continuing Equity Owners”) and their respective permitted transferees.